Benefit Plans (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Entity Information [Line Items]
2016	$ 39,624
2017	41,043
2018	42,527
2019	43,745
2020	45,084
2021 through 2025 (in total)	235,759
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
2016	39,624
2017	41,043
2018	42,527
2019	43,745
2020	45,084
2021 through 2025 (in total)	$ 235,759